Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Hedeker Strategic Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Hedeker Strategic Appreciation Fund (the “Fund”) is to seek superior risk-adjusted returns over a market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover for the fiscal period December 21, 2016 (commencement of operations) to August 31, 2017 was 113% of the average value of its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund, but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to invest its assets (plus borrowings for investment purposes) primarily in U.S. and foreign convertible securities. All such securities will generally be U.S. dollar denominated convertible securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include fixed-income securities and preferred stocks that are convertible into common stock, as well as fixed income securities with warrants or common stock attached. The Fund may also invest a significant portion of the Fund’s total assets in cash or cash equivalents, such as money market instruments, if the Adviser is unable to find attractive investment opportunities. The Fund is non-diversified and therefore may invest a greater percentage of its net assets in the securities of fewer issuers than a diversified Fund.

A majority of the Fund’s assets will be invested in convertible securities that have credit ratings that are below investment grade or are not rated. These types of securities are commonly referred to as “junk bonds” and are considered speculative investments. In addition, many of the convertible securities in which the Fund invests will be issued by small- or medium-sized companies located in foreign and emerging markets.

The Adviser uses a combination of fundamental analysis and quantitative techniques to select convertible securities for the Fund that it considers to generate superior risk-adjusted returns. This means that the Adviser seeks to invest in convertible securities that generate a positive investment return over a market cycle while seeking to minimize the amount of risk that is involved in generating that profit. The Adviser analyzes many factors in determining whether a convertible security possesses the potential for superior risk-adjusted returns, including, but not limited to: interest rates, the overall state of the economy, the issuer’s financial condition, the issuer’s earnings outlook, the issuer’s management team, the issuer’s industry position and strategy, the issuer’s credit rating, expected changes in the issuer’s credit rating, market activity, the issuer’s past prices, and the volume of the issuer’s past issuances. The Adviser invests predominantly in convertible securities possessing an attractive combination of conversion and income features—true hybrid securities—and generally sells the securities when their characteristics become too similar to those of nonconvertible bonds or common stocks. This means that the Adviser will generally sell convertible securities when they lose their bond protection (i.e., they are not “at the money” and trade like regular bonds) and when they lose their potential for equity appreciation (i.e., they are “at the money” and trade like regular stocks).

The Fund may also invest in non-convertible securities such as U.S. and foreign common stocks and preferred stocks, exchange traded funds (“ETFs”), fixed income securities, U.S. government obligations, and Treasury securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Call Risk. Some fixed income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the Fund may have to invest the proceeds in an investment offering a lower yield.

Convertible Securities Risk. Convertible securities may be illiquid and difficult to value and may be subject to greater credit risk than other securities.

Credit Risk. An issuer or counterparty may default on its obligations.

Equity Risk. The equity securities held in the Fund’s portfolio may experience unpredictable drops in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Fixed Income Securities Risk. Fixed income securities, such as corporate bonds, municipal bonds, commercial paper, notes, and debentures are subject to call risk, credit risk, interest rate risk, and prepayment/extension risk.

Foreign Security And Emerging Markets Risk. Foreign investments are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the securities in which the Fund may invest. Convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the price of the issuing company’s common stock, and are less sensitive to interest rate changes as the price of the issuing company’s stock approaches the predetermined conversion price.

Liquidity Risk. Liquidity risk is the risk that the Fund may not be able to sell a security at an advantageous time, causing a delay or sale below fair value

Management Risk. The Adviser’s judgments, tenure, and operational and investment decisions could impair the value of the Fund. The Adviser’s opinion about the attractiveness, the value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. Poor security selection by the Adviser may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives. There can be no assurance that the Adviser will be successful in helping the Fund grow to maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Market Risk. Movements in the securities markets may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”). A decline in overall stock prices may cause the prices of convertible securities to decline.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price.

Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments.

Portfolio Turnover Risk. The Fund may sell securities without regard to the length of time they have been held. A high portfolio turnover rate (100% or more) increases a Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a Fund’s performance.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with fixed-income securities (such as interest rate risk, call risk, credit risk, and prepayment/extension risk). In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

U.S. Government Obligations Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Call 1-(800)-657-4450 or visit www.hedekerwealth.com for current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Annual return information will be incorporated once the Fund has operated for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800)-657-4450
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hedekerwealth.com
Hedeker Strategic Appreciation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.57%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	$ 1,867

[1]	The Fund’s adviser (the “Adviser”) has contractually agreed, until December 31, 2018, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.75% of the Fund’s average daily net assets (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous 36 months, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time.
[2]	Total Annual Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund, but does not include “Acquired Fund Fees and Expenses.”